Acquisition of Subsidiary (Details) - Schedule of Fair Values of the Assets Acquired and Liabilities - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of fair values of the assets acquired and liabilities assumed [Abstract]
Total purchase considerations	$ 2,500,000	$ 2,500,000
Fair value of tangible assets acquired:
Accounts receivable	79,651	79,651
Due from related party	25,000	25,000
Property and equipment	448,932	448,932
Security deposit	161,945	161,945
Inventory	872,084	872,084
Deferred tax asset	10,545	10,545
Operating lease right-of-use assets	4,680,216	4,680,216
Intangible assets (trademark) acquired	194,000	194,000
Total identifiable assets acquired	6,472,373	6,472,373
Fair value of liabilities assumed:
Bank overdraft	(281,940)	(281,940)
Accounts payable	(865,769)	(865,769)
Contract liabilities	(10,369)	(10,369)
Income tax payable	(183,262)	(183,262)
Accrued liability and other payable	(85,789)	(85,789)
Tenant Security deposit	(32,200)	(32,200)
Operating lease liabilities	(4,680,967)	(4,680,967)
Deferred tax liability	(54,288)	(54,288)
Total liabilities assumed	(6,194,584)	(6,194,584)
Net identifiable assets acquired	277,789	277,789
Goodwill as a result of the acquisition	$ 2,222,211	$ 2,222,211